Results for the year - Income taxes and deferred income taxes - Income taxes expensed (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Current tax on profit for the year	kr 30,239	kr 32,082	kr 25,918
Deferred tax on profit for the year	(1,179)	(5,484)	(4,464)
Tax on profit for the year	29,060	26,598	21,454
Current tax adjustments recognised for prior years	(1,257)	172	(916)
Deferred tax adjustments recognised for prior years	303	(567)	453
Income taxes in the income statement	28,106	26,203	20,991
Tax on other comprehensive income for the year, (income)/expense	kr 2,629	kr (1,343)	kr 359